UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,
2013
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Sebastian
Colquhoun

Title:
Compliance Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Teresa Poy
London, UK
April 9, 2013
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
5
Form 13F Information Table
Value Total:
$51,263


List of Other Included
Managers:
Nil







FORM 13F INFORMATION TABLE












INVESTMT
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF
CLASS
CUSIP
VALUE
SHARES
 DSCRETN
SOLE
SHARED
NONE


















CNOOC LTD-ADR
ADR
126132109
923
4
SOLE
4
0
0
CREDICORP LTD
Com
G2519Y108
1229
7
SOLE
7
0
0
PETROLEO BRASILEIRO S.A.-ADR
ADR
71654V901
283
17
SOLE
17
0
0
RYANAIR HOLDINGS PLC-SP ADR
ADR
783513104
37806
904
SOLE
904
0
0
US AIRWAYS GROUP INC
Com
90341W108
11021
649
SOLE
649
0
0